CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Cash flow from operating activities:
Net income (loss)	$ (85,983)	$ 2,195,508	$ 5,135,790	$ 336,658
Adjustments to reconcile net income to net cash used in operating activities:
Offering costs allocated to warrant liabilities			625,059
Stock-based compensation expense			0	2,825,960
Dividends, realized and unrealized gain in Trust Account	(327,399)	(43,053)	(19,097)	(1,371,689)
Interest earned on securities held in Trust Account			(1,876)
Change in fair value of warrant liability		(2,762,640)	(6,325,281)	(4,489,110)
Changes in operating assets and liabilities:
Prepaid expense		39,739	(83,061)	83,061
Accrued expenses	253,841	390,436	125,972	1,553,849
Franchise tax payable	47,481	(114,008)	164,008	(94,042)
Income tax payable	59,598		0	214,850
Net cash used in operating activities	(52,462)	(294,018)	(378,487)	(940,463)
Cash flow from investing activities:
Investment of cash in Trust Account	(368,760)		(117,300,000)	(2,545,838)
Net cash used in investing activities	(368,760)		(117,300,000)	(2,246,237)
Cash flow from financing activities:
Proceeds from issuance of Class B common stock			25,000
Proceeds from sale of Units, net of underwriting discount paid			112,700,000
Proceeds from sale of Private units			5,852,750
Payment of offering costs			(446,112)
Advances from related parties	(300)		0	11,500
Proceeds from working capital loan	32,000		0	207,081
Proceeds from extension loans	368,760		0	2,545,838
Net cash provided by financing activities	400,460		118,131,638	2,764,419
Net change in cash	(20,762)	(294,018)	453,151	(422,281)
Cash at the beginning of the period	30,870	453,151	0	453,151
Cash at the end of the period	10,108	$ 159,133	453,151	30,870
Supplemental disclosure of non-cash financing activities:
Re-measurement of Class A common stock subject to possible redemption	$ (583,570)		0	3,359,593
Redemption of Class A common stock held in Trust, including interest			0	$ 91,909,483
Deferred underwriting fee payable			4,025,000
Initial classification of warrant liability			$ 11,176,949